Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2021
TEMPO AUTOMATION INC
Other Noncurrent Liabilities
(9)	Other Noncurrent Liabilities

Other noncurrent liabilities consist of the following (in thousands):

	As of December 31,
	2021	2020
Warrant liabilities	$5,573	$87
Other noncurrent liabilities	—	254
Total other noncurrent liabilities	$5,573	$341